Schedule II - Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013
Allowance for Trade Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Reserves, Balance at beginning of period	$ 8	$ 0	$ 1	$ 11
Charged to costs and expenses	0	2	10	2
Deductions	0	1	1	4
Exchange	0	0	(1)	0
Valuation Reserves, Balance at end of period	8	1	8	8
Allowance For Other Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Reserves, Balance at beginning of period	0	0	0	1
Charged to costs and expenses	0	0	0	0
Deductions	0	0	0	0
Exchange	0	0	0	0
Valuation Reserves, Balance at end of period	$ 0	$ 0	$ 0	$ 0